UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: January 31, 2014

Date of reporting period: October 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND

Description	Face Amount (000)	Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 59.9%
FFCB (A)
0.106%, 03/18/14 (A)	$30,000	$29,999
FHLB (A)
0.045%, 11/29/13	15,000	14,999
0.085%, 01/17/14	15,000	14,997
0.111%, 02/12/14	25,000	25,001
0.080%, 03/07/14	15,000	14,996
FHLMC
0.115%, 12/04/13	15,330	15,328
0.115%, 01/21/14 (B)	22,023	22,019
0.049%, 02/20/14	16,500	16,498
FNMA (A)
0.110%, 12/11/13	15,000	14,998
0.040%, 01/15/14	30,000	29,998
0.063%, 03/24/14	15,000	14,996

Total U.S. Government Agency Obligations (Cost $213,829 (000))		213,829

REPURCHASE AGREEMENTS (C) — 40.1%
Deutsche Bank Securities 0.110%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $63,355,917 (collateralized by various U.S. Treasury obligations, par values ranging from $88,600 to $16,739,000, 0.000% to 3.625%, 11/30/14 to 02/15/42, with total market value $64,622,839)	63,356	63,356
South Street Securities 0.130%, dated 10/31/13, to be repurchased 11/01/13, repurchase price $80,000,289 (collateralized by various FNMA obligations, par values ranging from $30,773 to $34,638,134, 1.470% to 5.945%, 12/01/13 to 08/01/43, with total market value $81,600,000)	80,000	80,000

Total Repurchase Agreements (Cost $143,356 (000))		143,356

Total Investments — 100.0% (Cost $357,185 (000)) †		$357,185

Percentages are based on net assets of $357,161 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at October 31, 2013.

(B)	Discount Note — The rate reported is the effective yield at time of purchase.

(C)	Tri-party Repurchase Agreements.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

† For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2013, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-007-1100

1

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)

CORPORATE BONDS — 43.4%
Aerospace & Defense — 1.0%
Honeywell International
5.300%, 03/01/18	$1,400	$1,614
United Technologies
4.500%, 04/15/20	1,000	1,114

Total Aerospace & Defense		2,728

Automotive — 0.9%
Ford Motor Credit (A)
1.516%, 05/09/16	2,405	2,438

Total Automotive		2,438

Banks — 5.0%
Bank of America MTN (A)
1.343%, 03/22/18	2,000	2,023
General Electric Capital MTN
0.871%, 01/08/16 (A)	1,000	1,005
0.535%, 08/07/18 (A)	5,000	4,902
JPMorgan Chase (A)
1.138%, 01/25/18	1,000	1,008
Toronto-Dominion Bank MTN (A)
0.716%, 09/09/16	5,000	5,021

Total Banks		13,959

Building & Construction — 0.6%
CRH America
8.125%, 07/15/18	1,300	1,590

Total Building & Construction		1,590

Chemicals — 2.4%
Dow Chemical
4.250%, 11/15/20	1,000	1,067
LyondellBasell
5.000%, 04/15/19	5,000	5,597

Total Chemicals		6,664

Coatings/Paint — 0.2%
Sherwin-Williams
3.125%, 12/15/14	500	514

Total Coatings/Paint		514

Electrical Utilities — 1.2%
Georgia Power (A)
0.663%, 08/15/16	2,000	2,001
Gulf Power
3.100%, 05/15/22	1,250	1,224

Total Electrical Utilities		3,225

Entertainment — 3.4%
DIRECTV Holdings
5.200%, 03/15/20	1,500	1,616
Viacom
5.625%, 09/15/19	1,500	1,708
4.500%, 03/01/21	5,000	5,273
3.875%, 12/15/21	1,000	1,006

Total Entertainment		9,603

Financial Services — 17.2%
American Honda Finance (A)

Description	Face Amount (000)	Value (000)
Financial Services — (continued)
0.744%, 10/07/16	$2,000	$2,008
American Honda Finance
3.500%, 03/16/15 (B)	500	519
1.500%, 09/11/17 (B)	2,000	1,994
BP Capital Markets (A)
0.880%, 09/26/18	3,550	3,555
Daimler Finance North America
1.024%, 04/10/14 (A),(B)	4,000	4,011
0.843%, 01/09/15 (A),(B)	2,000	2,007
Ford Motor Credit
3.000%, 06/12/17	3,000	3,123
Goldman Sachs Group (A)
1.436%, 04/30/18	3,000	3,013
Goldman Sachs Group MTN
6.000%, 06/15/20	2,000	2,315
John Deere Capital MTN
2.800%, 09/18/17	1,350	1,419
1.300%, 03/12/18	1,000	991
Morgan Stanley MTN
5.550%, 04/27/17	970	1,090
1.546%, 04/25/18 (A)	3,000	3,024
Rio Tinto Finance USA
3.500%, 11/02/20	3,000	3,057
Total Capital International (A)
0.835%, 08/10/18	3,108	3,125
Ventas Realty ‡
2.700%, 04/01/20	7,000	6,791
Wachovia (A)
0.277%, 06/15/17	5,000	4,950
WEA Finance (B)
3.375%, 10/03/22	1,000	958

Total Financial Services		47,950

Food, Beverage & Tobacco — 1.5%
Coca-Cola
3.300%, 09/01/21	1,000	1,025
1.150%, 04/01/18	2,000	1,969
PepsiCo
3.100%, 01/15/15	250	258
SABMiller Holdings (A),(B)
0.955%, 08/01/18	1,000	1,009

Total Food, Beverage & Tobacco		4,261

Gas & Natural Gas — 2.1%
Enbridge Energy Partners
6.500%, 04/15/18	5,125	5,973

Total Gas & Natural Gas		5,973

Insurance — 2.2%
American International Group
4.875%, 06/01/22	4,500	4,925
MetLife Institutional Funding II (A),(B)
0.613%, 01/06/15	1,300	1,304

Total Insurance		6,229

Manufacturing — 0.2%
ConAgra Foods
1.900%, 01/25/18	500	496

Total Manufacturing		496

2

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)

CORPORATE BONDS (continued)
Medical Products & Services — 0.6%
Humana
7.200%, 06/15/18	$1,425	$1,709

Total Medical Products & Services		1,709

Metals & Mining — 1.9%
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	4,500	4,241
2.375%, 03/15/18	1,000	997

Total Metals & Mining		5,238

Retail — 0.6%
Target
5.375%, 05/01/17	1,000	1,140
Yum! Brands
6.250%, 04/15/16	500	559

Total Retail		1,699

Telephones & Telecommunication — 1.3%
AT&T
5.800%, 02/15/19	2,800	3,251
GTE
6.840%, 04/15/18	445	526

Total Telephones & Telecommunication		3,777

Transportation Services — 1.1%
CSX
3.700%, 10/30/20	2,000	2,091
United Parcel Service
3.875%, 04/01/14	1,000	1,014

Total Transportation Services		3,105

Total Corporate Bonds (Cost $119,941 (000))		121,158

MUNICIPAL BONDS — 17.5%
Arkansas State, Development Finance Authority, RB
5.210%, 04/01/23	1,020	1,110
Birmingham Water Works Board, Ser A, RB
3.875%, 01/01/32	2,000	1,823
Borough of North Slope Alaska, GO
5.126%, 06/30/20	1,000	1,117
City & County of San Francisco, California, GO
4.600%, 06/15/20	1,000	1,102
City of Austin, Texas, RB
5.086%, 11/15/25	500	534
City of Cape Coral, Florida, RB
6.369%, 10/01/24	1,500	1,609
City of Dallas, Texas, GO
4.589%, 02/15/21	1,000	1,078
4.489%, 02/15/20	500	541
4.389%, 02/15/19	500	542
City of Dallas, Texas, GO
4.660%, 02/15/24	1,000	1,084
City of Lafayette, Louisiana, Ser A, RB, AGM
7.230%, 03/01/34	1,000	1,022

Description	Face Amount (000)	Value (000)

MUNICIPAL BONDS (continued)
City of New Orleans Louisiana, GO
2.123%, 09/01/17	$2,190	$2,163
City of New York, New York, Sub-Ser G-2, GO
3.500%, 03/01/16	1,500	1,590
Clark County School District Finance, RB
5.200%, 06/01/26	2,000	2,097
County of Cumberland North Carolina, RB
6.100%, 11/01/25	1,000	1,171
County of Guilford, North Carolina, GO
4.641%, 08/01/22	1,000	1,120
County of Pierce, Washington, GO
4.700%, 08/01/21	1,085	1,183
County of St. Louis, Missouri, RB
5.200%, 12/01/28	2,000	2,109
East Baton Rouge, Louisiana, Sewerage Commission, RB
3.543%, 02/01/16	1,000	1,035
Florida State Board of Education, Lottery Revenue, RB
5.541%, 07/01/21	1,000	1,111
5.391%, 07/01/20	400	444
Florida State Board of Education, Ser G, GO
4.650%, 06/01/20	1,500	1,633
JEA, Florida Bulk Power Supply System, RB
4.900%, 10/01/20	1,000	1,106
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby, GO
5.250%, 09/01/26	1,830	1,904
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, AGM
6.080%, 12/15/25	2,500	2,755
Macomb Interceptor Drain District, Michigan, GO
4.250%, 05/01/21	1,500	1,528
Metropolitan Transportation Authority, RB
4.546%, 11/15/17	1,000	1,098
Pennsylvania State, GO
4.450%, 02/15/20	1,500	1,638
Rollins College, RB, AGM
5.750%, 12/01/20	1,500	1,652
State of California, GO
5.250%, 08/01/38	1,000	1,045
State of Louisiana, Ser B, GO
2.000%, 05/15/20	6,000	5,776
State of Louisiana, Ser D, GO
2.269%, 07/15/20	1,000	972

3

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)

MUNICIPAL BONDS (continued)
State of Mississippi, GO
1.351%, 11/01/17	$1,000	$992
State of Rhode Island, GO
4.663%, 04/01/21	1,000	1,068

Total Municipal Bonds (Cost $46,796 (000))		48,752

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 13.9%
FHLMC
7.000%, 12/01/14	—	—
7.000%, 04/01/15	1	1
5.500%, 08/01/21	172	180
5.500%, 10/01/36	186	201
5.000%, 10/01/16	80	85
5.000%, 04/01/22	178	193
5.000%, 04/01/23	83	90
4.500%, 05/01/24	220	233
3.000%, 12/01/26	4,258	4,416
0.625%, 12/29/14	7,000	7,033
FNMA
7.500%, 12/01/30	9	10
6.500%, 01/01/32	67	75
6.000%, 08/01/35	337	373
6.000%, 05/01/36	152	166
6.000%, 07/01/36	59	64
5.500%, 06/01/25	360	395
5.500%, 10/01/34	103	112
5.500%, 01/01/36	94	102
5.500%, 02/01/36	143	155
5.500%, 04/01/36	95	104
5.000%, 10/01/18	89	95
5.000%, 12/01/18	86	92
5.000%, 11/01/21	137	146
5.000%, 05/01/38	419	454
4.500%, 07/01/18	127	135
4.500%, 07/01/24	581	618
4.000%, 04/01/31	1,783	1,887
4.000%, 09/01/31	3,083	3,283
3.500%, 09/01/25	1,406	1,485
3.500%, 06/01/26	2,182	2,306
3.500%, 12/01/31	3,137	3,264
3.500%, 02/01/32	4,107	4,274
3.500%, 12/01/41	3,130	3,213
3.000%, 10/01/21	539	564
GNMA
7.500%, 12/20/29	1	2
6.500%, 03/15/31	8	9
6.500%, 07/15/31	310	348
6.000%, 05/15/28	1	1
6.000%, 09/15/34	201	222
6.000%, 11/15/34	50	55
6.000%, 12/15/34	83	92
5.500%, 01/15/36	612	673
5.500%, 04/15/36	271	298
5.000%, 09/15/17	60	64
5.000%, 12/15/17	70	74
5.000%, 10/15/18	10	11
5.000%, 11/15/18	6	7
5.000%, 01/15/19	194	207
5.000%, 03/15/33	14	15
5.000%, 04/15/33	6	7
5.000%, 06/15/33	37	41
5.000%, 04/15/38	472	514

Description	Face Amount (000) Shares	Value (000)
GNMA — (continued)
4.500%, 02/15/20	$219	$233

Total U.S. Government Mortgage-Backed Obligations (Cost $37,603 (000))		38,677

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.3%
FFCB
5.540%, 11/07/16	1,500	1,716
4.450%, 06/01/15	2,500	2,664
FHLB
5.000%, 12/09/16	1,000	1,131
2.750%, 03/13/15	1,750	1,810
FHLMC
5.250%, 04/18/16	1,000	1,116
3.500%, 05/15/25	4,242	4,434
FNMA
5.000%, 02/13/17	500	568
2.500%, 04/25/31	3,565	3,587
2.000%, 06/25/30	4,398	4,371
2.000%, 08/25/36	1,775	1,773

Total U.S. Government Agency Obligations (Cost $22,328 (000))		23,170

EXCHANGE TRADED FUNDS — 7.3%
iShares iBoxx High Yield Fund	108,000	10,087
iShares iBoxx Investment Grade Corporate Bond Fund	88,185	10,159

Total		20,246

Total Exchange Traded Funds (Cost $18,057 (000))		20,246

CASH EQUIVALENT (C) — 6.0%
Federated Prime Obligations Fund, Cl I, 0.040%	16,632,527	16,633

Total Cash Equivalent (Cost $16,633 (000))		16,633

U.S. TREASURY OBLIGATION — 2.1%
U.S. Treasury Notes
0.250%, 01/31/14	6,000	6,003

Total U.S. Treasury Obligation (Cost $6,000 (000))		6,003

ASSET-BACKED SECURITY (A) — 1.1%
Ford Credit Floorplan Master Owner Trust
0.554%, 01/15/18	3,000	3,001

Total Asset-Backed Security (Cost $3,000 (000))		3,001

Total Investments — 99.6% (Cost $270,358 (000)) †		$277,640

Percentages are based on net assets of $278,796 (000).

‡	Real Estate Investment Trust

(A)	Variable Rate Security — The rate reported is the rate in effect at October 31, 2013.

(B)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2013, the value of these securities amounted to $11,802 (000s), representing 4.2% of the net assets.

4

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON CORE BOND FUND

(C)	The rate reported is the 7-day effective yield as of October 31, 2013.

AGM —Assured Guaranty Municipal

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

GNMA — Government National Mortgage Association

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

† At October 31, 2013, the tax basis cost of the Fund’s investments was $270,358 (000), and the unrealized appreciation and depreciation were $9,181 (000) and $(1,899) (000), respectively.

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$121,158	$—	$121,158
Municipal Bonds	—	48,752	—	48,752
U.S. Government Mortgage-Backed Obligations	—	38,677	—	38,677
U.S. Government Agency Obligations	—	23,170	—	23,170
Exchange Traded Funds	20,246	—	—	20,246
Cash Equivalent	16,633	—	—	16,633
U.S. Treasury Obligation	—	6,003	—	6,003
Asset-Backed Security	—	3,001	—	3,001

Total Investments in Securities	$36,879	$240,761	$—	$277,640

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-006-1100

5

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)

COMMON STOCK — 99.6%
Aerospace & Defense — 4.6%
Alliant Techsystems	28,000	$3,049
Esterline Technologies *	32,000	2,565
Northrop Grumman	28,000	3,010

Total Aerospace & Defense		8,624

Automotive — 3.1%
Ford Motor	163,000	2,789
Johnson Controls	65,000	3,000

Total Automotive		5,789

Banks — 8.7%
Citigroup	55,000	2,683
Fifth Third Bancorp	145,000	2,759
M&T Bank	23,000	2,588
PNC Financial Services Group	35,000	2,574
Regions Financial	290,000	2,793
Wells Fargo	65,000	2,775

Total Banks		16,172

Broadcasting, Newspapers & Advertising — 1.5%
Gannett	100,000	2,767

Total Broadcasting, Newspapers & Advertising		2,767

Cable/Media — 1.6%
CBS, Cl B	50,000	2,957

Total Cable/Media		2,957

Chemicals — 1.5%
Eastman Chemical	35,000	2,758

Total Chemicals		2,758

Computers & Services — 6.2%
Corning	180,000	3,076
EMC	100,000	2,407
SanDisk	42,000	2,919
Seagate Technology	65,000	3,164

Total Computers & Services		11,566

Containers & Packaging — 1.5%
Owens-Illinois *	87,000	2,766

Total Containers & Packaging		2,766

Drug Retail — 3.2%
CVS Caremark	45,000	2,801
Walgreen	53,000	3,140

Total Drug Retail		5,941

Electrical Utilities — 2.9%
AES	200,000	2,818
Public Service Enterprise	80,000	2,680

Total Electrical Utilities		5,498

Electronic Components & Equipment — 1.4%
Arrow Electronics *	55,000	2,641

Total Electronic Components & Equipment		2,641

Description	Shares	Value (000)
Engineering Services — 1.4%
URS	49,000	$2,657

Total Engineering Services		2,657

Entertainment — 1.5%
Walt Disney	40,000	2,744

Total Entertainment		2,744

Financial Services — 4.5%
Ameriprise Financial	28,000	2,815
Discover Financial Services	50,000	2,594
NASDAQ OMX Group	84,000	2,976

Total Financial Services		8,385

Food, Beverage & Tobacco — 1.4%
Molson Coors Brewing, Cl B	48,000	2,592

Total Food, Beverage & Tobacco		2,592

Industrials — 1.5%
Carlisle	39,000	2,834

Total Industrials		2,834

Information Technology — 1.5%
CA	91,000	2,890

Total Information Technology		2,890

Insurance — 14.7%
ACE	30,000	2,863
Allstate	54,000	2,865
American Financial Group	53,000	2,982
Chubb	29,000	2,670
Everest Re Group	19,000	2,921
HCC Insurance Holdings	60,000	2,739
Lincoln National	60,000	2,725
Reinsurance Group of America, Cl A	38,000	2,705
Torchmark	36,000	2,623
WR Berkley	55,000	2,415

Total Insurance		27,508

Machinery — 2.9%
AGCO	46,000	2,685
Crane	43,000	2,731

Total Machinery		5,416

Managed Health Care — 2.6%
Aetna	40,000	2,508
UnitedHealth Group	35,000	2,389

Total Managed Health Care		4,897

Medical Products & Services — 4.5%
Medtronic	52,000	2,985
Omnicare	48,000	2,647
Universal Health Services, Cl B	35,000	2,819

Total Medical Products & Services		8,451

6

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)
Metals & Mining — 1.5%
Reliance Steel & Aluminum	38,000	$2,785

Total Metals & Mining		2,785

Paper & Paper Products — 1.3%
Rock Tenn, Cl A	22,000	2,354

Total Paper & Paper Products		2,354

Petroleum & Fuel Products — 7.5%
Chevron	22,000	2,639
Ensco, Cl A	45,000	2,594
Helmerich & Payne	40,000	3,102
Marathon Oil	81,000	2,856
Occidental Petroleum	30,000	2,883

Total Petroleum & Fuel Products		14,074

Petroleum Refining — 2.7%
Hess	35,000	2,842
Marathon Petroleum	30,000	2,150

Total Petroleum Refining		4,992

Pharmaceuticals — 1.7%
McKesson	20,000	3,127

Total Pharmaceuticals		3,127

Printing & Publishing — 1.4%
Xerox	255,000	2,535

Total Printing & Publishing		2,535

Retail — 4.6%
GameStop, Cl A	50,000	2,741
Hanesbrands	43,000	2,929
Signet Jewelers	40,000	2,986

Total Retail		8,656

Semi-Conductors & Instruments —1.6%
Kla-Tencor	45,000	2,952

Total Semi-Conductors & Instruments		2,952

Telephones & Telecommunication —1.5%
AT&T	80,000	2,896

Total Telephones & Telecommunication		2,896

Transportation Services — 3.1%
CSX	105,000	2,736
Trinity Industries	60,000	3,038

Total Transportation Services		5,774

Total Common Stock (Cost $135,738 (000))		185,998

CASH EQUIVALENT (A) — 0.5%
Federated Prime Obligations Fund, Cl I, 0.040%	946,033	946

Total Cash Equivalent (Cost $946 (000))		946

Total Investments — 100.1% (Cost $136,684 (000)) †		$186,944

Percentages are based on net assets of $186,833 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2013.

Cl — Class

† At October 31, 2013, the tax basis cost of the Fund’s investments was $136,684 (000), and the unrealized appreciation and depreciation were $50,722 (000) and $(462) (000), respectively.

As of October 31, 2013, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-001-1100

7

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)

COMMON STOCK — 99.7%
Aerospace & Defense — 1.6%
B/E Aerospace	26,000	$2,110

Total Aerospace & Defense		2,110

Airlines — 1.8%
Southwest Airlines	136,000	2,342

Total Airlines		2,342

Automotive — 6.2%
AutoZone *	5,000	2,173
BorgWarner	19,000	1,960
Gentex	72,000	2,120
O’Reilly Automotive	16,000	1,981

Total Automotive		8,234

Banks — 6.0%
Bank of New York Mellon	60,000	1,908
Huntington Bancshares	220,000	1,936
KeyCorp	160,000	2,005
Signature Bank NY	21,000	2,138

Total Banks		7,987

Broadcasting, Newspapers and Advertising — 1.5%
Scripps Networks Interactive, Cl A	25,000	2,012

Total Broadcasting, Newspapers and Advertising		2,012

Cable/Media — 3.1%
AMC Networks, Cl A *	30,000	2,103
Comcast, Cl A	42,000	1,998

Total Cable/Media		4,101

Chemicals — 3.0%
Ashland	20,000	1,851
PPG Industries	12,000	2,191

Total Chemicals		4,042

Commercial Services — 1.4%
Service International	100,000	1,801

Total Commercial Services		1,801

Computer Software — 1.4%
Mentor Graphics	83,000	1,832

Total Computer Software		1,832

Computers & Services — 7.3%
Alliance Data Systems *	8,000	1,896
Apple	4,000	2,089
CoreLogic	65,000	2,163
F5 Networks *	21,000	1,712
Western Digital	27,000	1,880

Total Computers & Services		9,740

Data Processing & Outsourced Services — 2.9%
Computer Sciences	38,000	1,872
Fiserv	19,000	1,990

Total Data Processing & Outsourced Services		3,862

Description	Shares	Value (000)
E-Commerce — 1.4% priceline.com *	1,800	$1,897

Total E-Commerce		1,897

Entertainment — 7.0%
Bally Technologies	25,000	1,829
Cinemark Holdings	56,000	1,837
Time Warner	29,000	1,994
Twenty-First Century Fox, Cl A	53,000	1,806
Viacom, Cl B	22,000	1,832

Total Entertainment		9,298

Financial Services — 6.2%
American Express	25,000	2,045
BlackRock, Cl A	7,000	2,106
Franklin Resources	36,000	1,939
IntercontinentalExchange	11,000	2,120

Total Financial Services		8,210

Food, Beverage & Tobacco — 3.1%
Constellation Brands, Cl A *	30,000	1,959
JM Smucker	19,000	2,113

Total Food, Beverage & Tobacco		4,072

Hotels & Lodging — 1.5%
Wyndham Worldwide	30,000	1,992

Total Hotels & Lodging		1,992

Household Products — 3.3%
Jarden *	41,000	2,270
Snap-on	20,000	2,081

Total Household Products		4,351

Industrials — 1.5%
Danaher	27,000	1,947

Total Industrials		1,947

Information Technology — 1.5%
Oracle	58,000	1,943

Total Information Technology		1,943

Insurance — 1.4%
Travelers	22,000	1,899

Total Insurance		1,899

Insurance Brokers — 1.5%
Aon	25,000	1,977

Total Insurance Brokers		1,977

Machinery — 4.5%
Dover	21,000	1,928
Flowserve	32,000	2,223
Valmont Industries	13,000	1,826

Total Machinery		5,977

Manufacturing — 1.5%
Rockwell Automation	18,000	1,987

Total Manufacturing		1,987

8

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)
Medical Products & Services — 8.7%
Amgen	16,000	$1,856
Cooper	15,000	1,938
DaVita HealthCare Partners *	32,000	1,799
Mednax	18,000	1,962
Thermo Fisher Scientific	20,000	1,956
Zimmer Holdings	23,000	2,012

Total Medical Products & Services		11,523

Metal Fabricating — 1.7%
Worthington Industries	55,000	2,230

Total Metal Fabricating		2,230

Paper & Paper Products — 1.4%
Packaging Corp of America	31,000	1,930

Total Paper & Paper Products		1,930

Petroleum & Fuel Products — 1.4%
Anadarko Petroleum	20,000	1,906

Total Petroleum & Fuel Products		1,906

Petroleum Refining — 1.3%
HollyFrontier	37,000	1,704

Total Petroleum Refining		1,704

Pharmaceuticals — 4.6%
Actavis *	14,000	2,164
Johnson & Johnson	22,000	2,037
Mylan *	50,000	1,894

Total Pharmaceuticals		6,095

Retail — 5.7%
Fossil Group *	16,000	2,031
Gap	45,000	1,664
PVH	14,000	1,744
TJX	35,000	2,128

Total Retail		7,567

Semi-Conductors & Instruments — 3.0%
Lam Research *	38,000	2,061
Skyworks Solutions *	73,000	1,882

Total Semi-Conductors & Instruments		3,943

Systems Software — 1.3%
Symantec	76,000	1,728

Total Systems Software		1,728

Total Common Stock (Cost $106,481 (000))		132,239

CASH EQUIVALENT (A) — 0.4%
Federated Prime Obligations Fund, Cl I, 0.040%	566,583	566

Total Cash Equivalent (Cost $566 (000))		566

Total Investments — 100.1% (Cost $107,047 (000)) †		$132,805

Percentages are based on net assets of $132,696 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2013.

Cl — Class

As of October 31, 2013, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

† At October 31, 2013, the tax basis cost of the Fund’s investments was $107,047 (000), and the unrealized appreciation and depreciation were $26,698 (000) and $(940) (000), respectively.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-004-1100

9

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

COMMON STOCK — 92.4%
Aerospace & Defense — 1.2%
HEICO	125,000	$6,698

Total Aerospace & Defense		6,698

Airlines — 1.2%
Spirit Airlines *	165,000	7,120

Total Airlines		7,120

Automotive — 1.1%
CST Brands	187,000	6,029

Total Automotive		6,029

Banks — 6.1%
First Financial Bankshares	95,000	5,843
International Bancshares	250,000	5,713
Prosperity Bancshares	90,000	5,621
Renasant	205,000	5,879
Southside Bancshares	215,000	5,870
Trustmark	220,000	5,975

Total Banks		34,901

Broadcasting, Newspapers and Advertising — 1.2%
Gray Television *	820,000	6,929

Total Broadcasting, Newspapers and Advertising		6,929

Building & Construction — 2.1%
Lennox International	80,000	6,245
PGT *	572,000	5,977

Total Building & Construction		12,222

Casinos & Gaming — 1.2%
Multimedia Games Holding *	220,000	7,152

Total Casinos & Gaming		7,152

Commercial Services — 1.0%
Team *	150,000	5,594

Total Commercial Services		5,594

Computer Software — 1.2%
Manhattan Associates *	65,000	6,923

Total Computer Software		6,923

Computers & Services — 3.1%
Adtran	227,000	5,330
ARRIS Group *	350,000	6,251
Cardtronics *	150,000	5,888

Total Computers & Services		17,469

Correctional Institutions — 1.0%
Geo Group	170,000	5,996

Total Correctional Institutions		5,996

E-Commerce — 0.9%
PetMed Express	350,000	5,194

Total E-Commerce		5,194

Electrical Utilities — 2.0%
Cleco	122,000	5,654

Description	Shares	Value (000)
Electrical Utilities — (continued)
El Paso Electric	165,000	$5,803

Total Electrical Utilities		11,457

Electronic Components & Equipment — 1.0%
Tech Data *	115,000	5,987

Total Electronic Components & Equipment		5,987

Engineering Services — 3.1%
Dycom Industries *	200,000	5,930
MasTec *	175,000	5,595
Primoris Services	240,000	6,249

Total Engineering Services		17,774

Financial Services — 1.0%
Cash America International	140,000	5,523

Total Financial Services		5,523

Food, Beverage & Tobacco — 5.1%
Cal-Maine Foods	115,000	5,834
Flowers Foods	255,000	6,462
Fresh Del Monte Produce	200,000	5,318
National Beverage	320,000	5,859
Sanderson Farms	90,000	5,689

Total Food, Beverage & Tobacco		29,162

Gas & Natural Gas — 1.0%
Atmos Energy	135,000	5,976

Total Gas & Natural Gas		5,976

Hotels & Lodging — 1.1%
Marriott Vacations Worldwide *	120,000	6,010

Total Hotels & Lodging		6,010

Household Products — 1.0%
Tupperware Brands	63,000	5,648

Total Household Products		5,648

Insurance — 6.3%
Amerisafe	160,000	6,160
HCI Group	150,000	6,591
Infinity Property & Casualty	87,000	5,967
Primerica	140,000	6,013
Protective Life	130,000	5,990
Stewart Information Services	175,000	5,481

Total Insurance		36,202

Leasing & Renting — 1.0%
Aaron’s	200,000	5,674

Total Leasing & Renting		5,674

Machinery — 2.2%
Alamo Group	120,000	5,663
Sun Hydraulics	170,000	6,745

Total Machinery		12,408

Manufacturing — 1.0%
AZZ	130,000	5,837

Total Manufacturing		5,837

10

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)
Medical Products & Services — 8.3%
ArthroCare *	160,000	$5,990
Cyberonics *	105,000	6,065
Greatbatch *	160,000	6,099
Hanger *	170,000	6,239
Health Management Associates, Cl A *	440,000	5,641
HealthSouth	160,000	5,617
MedAssets *	260,000	5,988
US Physical Therapy	190,000	6,065

Total Medical Products & Services		47,704

Paper & Paper Products — 3.2%
Graphic Packaging Holding *	650,000	5,460
Neenah Paper	140,000	5,759
Schweitzer-Mauduit International	110,000	6,807

Total Paper & Paper Products		18,026

Petroleum & Fuel Products — 11.6%
Basic Energy Services *	450,000	6,601
Bristow Group	78,000	6,277
EPL Oil & Gas *	153,000	4,878
Exterran Holdings *	200,000	5,710
Hercules Offshore	800,000	5,440
Hornbeck Offshore Services*	100,000	5,527
Newpark Resources *	450,000	5,738
Parker Drilling *	900,000	6,480
RPC	360,000	6,602
SEACOR Holdings	60,000	5,868
Stone Energy *	200,000	6,972

Total Petroleum & Fuel Products		66,093

Petroleum Refining — 1.0%
Western Refining	185,000	5,970

Total Petroleum Refining		5,970

Real Estate Investment Trusts — 1.0%
EastGroup Properties	93,000	5,920

Total Real Estate Investment Trusts		5,920

Retail — 10.7%
AFC Enterprises *	130,000	5,795
Bloomin’ Brands *	250,000	6,258
Brinker International	140,000	6,219
Carter’s	80,000	5,532
Conn’s *	130,000	7,857
H&E Equipment Services	230,000	5,757
Hibbett Sports *	100,000	5,833
Pier 1 Imports	281,000	5,867
Pool	108,000	5,873
Susser Holdings *	110,000	6,032

Total Retail		61,023

Semi-Conductors & Instruments — 3.9%
Benchmark Electronics *	250,000	5,682
Cirrus Logic *	240,000	5,383
Diodes *	230,000	5,571
Freescale Semiconductor *	350,000	5,404

Total Semi-Conductors & Instruments		22,040

Description	Shares	Value (000)
Transportation Services — 3.4%
Ryder System	94,000	$6,188
Saia *	210,000	6,831
Trinity Industries	130,000	6,582

Total Transportation Services		19,601

Waste Management Services — 1.1%
Darling International *	260,000	6,050

Total Waste Management Services		6,050

Web Hosting/Design — 1.1%
Web.com Group *	240,000	6,468

Total Web Hosting/Design		6,468

Total Common Stock (Cost $407,515 (000))		528,780

CASH EQUIVALENT (A) — 7.0%
Federated Prime Obligations Fund, Cl I, 0.040%	39,830,172	39,830

Total Cash Equivalent (Cost $39,830 (000))		39,830

Total Investments — 99.4% (Cost $447,345 (000)) †		$568,610

Percentages are based on net assets of $572,112 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2013.

Cl — Class

† At October 31, 2013, the tax basis cost of the Fund’s investments was $447,345 (000), and the unrealized appreciation and depreciation were $125,476 (000) and $(4,211) (000), respectively.

As of October 31, 2013, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-1100

11

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

COMMON STOCK — 80.9%
Aerospace & Defense — 4.0%
Alliant Techsystems	5,170	$563
Huntington Ingalls Industries (1)	8,670	620
Lockheed Martin	3,500	467
Northrop Grumman	4,960	533
Raytheon (1)	6,470	533

Total Aerospace & Defense		2,716

Airlines — 0.8%
Southwest Airlines (1)	33,480	576

Total Airlines		576

Automotive — 0.6%
Pep Boys-Manny Moe & Jack *	33,200	430

Total Automotive		430

Banks — 4.7%
Banner	11,000	421
Community Bank System	8,500	309
Cullen	6,300	446
East West Bancorp (1)	16,300	549
M&T Bank (1)	4,580	515
S&T Bancorp	20,000	491
Wintrust Financial	11,100	483

Total Banks		3,214

Broadcasting, Newspapers and Advertising — 1.6%
Scripps Networks Interactive, Cl A	7,100	571
Washington Post, Cl B	780	502

Total Broadcasting, Newspapers and Advertising		1,073

Cable/Media — 1.5%
Comcast, Cl A	11,100	528
Time Warner Cable (1)	4,350	523

Total Cable/Media		1,051

Computer & Electronics Retail — 0.8%
Best Buy (1)	11,900	509

Total Computer & Electronics Retail		509

Computer & Services — 0.7%
Ingram Micro, Cl A *	21,540	499

Total Computer & Services		499

Computer Software — 0.8%
Mentor Graphics	25,000	552

Total Computer Software		552

Computers & Services — 9.0%
Adtran (1)	16,200	380
Cisco Systems (1)	20,500	461
CSG Systems International	19,000	529
DST Systems	6,000	509
EMC	16,400	395
Fidelity National Information Services (1)	10,910	532
Hewlett-Packard	19,700	480
Jack Henry & Associates (1)	9,880	540
Juniper Networks *	22,000	410

Description	Shares	Value (000)
Computers & Services — (continued)
NetApp	10,400	$404
TeleTech Holdings *,(1)	22,050	584
Total System Services (1)	15,300	456
Western Union (1)	28,270	481

Total Computers & Services		6,161

Drug Retail — 1.5%
AmerisourceBergen, Cl A	7,700	503
CVS Caremark (1)	7,884	491

Total Drug Retail		994

Electrical Utilities — 2.7%
Ameren	13,000	470
CMS Energy	17,800	489
DTE Energy	6,500	450
Edison International	9,000	441

Total Electrical Utilities		1,850

Entertainment — 2.1%
International Speedway, Cl A	14,230	466
Live Nation Entertainment *	25,000	486
Meredith (1)	8,800	451

Total Entertainment		1,403

Financial Services — 1.6%
American Express (1)	6,600	540
SLM	22,210	563

Total Financial Services		1,103

Food, Beverage & Tobacco — 2.8%
Kroger (1)	13,340	572
Molson Coors Brewing, Cl B	9,100	491
Sanderson Farms (1)	7,490	473
Tyson Foods, Cl A	14,600	404

Total Food, Beverage & Tobacco		1,940

Gas & Natural Gas — 0.8%
UGI (1)	12,900	534

Total Gas & Natural Gas		534

Industrials — 0.6%
Danaher	6,000	433

Total Industrials		433

Information Technology — 0.8%
CA	17,000	540

Total Information Technology		540

Insurance — 7.2%
Allstate (1)	8,300	440
American Financial Group (1)	9,430	531
Chubb	5,300	488
Everest Re Group	3,830	589
Hanover Insurance Group	7,500	439
Loews	9,900	478
Progressive	18,300	475
StanCorp Financial Group	9,000	530
Travelers (1)	5,870	507

12

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Insurance — (continued)
XL Group, Cl A (1)	15,730	$481

Total Insurance		4,958

Managed Health Care — 2.3%
Aetna (1)	3,597	226
Health Net *,(1)	15,670	476
Humana (1)	5,090	469
UnitedHealth Group	6,100	416

Total Managed Health Care		1,587

Manufacturing — 0.8%
TreeHouse Foods *	7,270	533

Total Manufacturing		533

Medical Products & Services — 12.4%
Amgen (1)	4,650	539
Analogic	4,500	415
Cardinal Health (1)	9,770	573
Charles River Laboratories International *	9,500	467
Cigna (1)	6,370	490
Cooper	3,200	413
Covidien	4,800	308
Hospira *,(1)	12,650	513
Magellan Health Services *	9,160	538
Medtronic (1)	9,600	551
Omnicare	9,300	513
Quality Systems (1)	22,420	512
ResMed	10,200	528
St. Jude Medical (1)	9,230	530
United Therapeutics *,(1)	6,870	608
VCA Antech *	16,200	461
WellPoint (1)	6,290	533

Total Medical Products & Services		8,492

Paper & Paper Products — 2.4%
Packaging Corp of America	10,100	629
Schweitzer-Mauduit International	9,580	593
Sonoco Products	10,500	427

Total Paper & Paper Products		1,649

Petroleum & Fuel Products — 0.6%
SEACOR Holdings	4,500	440

Total Petroleum & Fuel Products		440

Petroleum Refining — 0.8%
ConocoPhillips (1)	7,590	556

Total Petroleum Refining		556

Pharmaceuticals — 2.3%
Johnson & Johnson	5,100	473
McKesson (1)	4,030	630
Pfizer (1)	15,780	484

Total Pharmaceuticals		1,587

Printing & Publishing — 0.8%
Consolidated Graphics * (A)	8,700	558

Total Printing & Publishing		558

Description	Shares	Value (000)
Real Estate Investment Trust — 1.4%
Apartment Investment & Management, Cl A	16,700	$467
PS Business Parks	6,100	497

Total Real Estate Investment Trust		964

Retail — 8.1%
Big 5 Sporting Goods	21,600	408
CEC Entertainment	10,000	464
Foot Locker (1)	13,150	456
Gap (1)	12,070	446
Hasbro (1)	9,680	500
PetSmart (1)	6,730	490
Ross Stores	6,940	537
Sonic *	29,840	576
Sturm Ruger	8,500	556
TJX	9,400	571
UniFirst (1)	5,320	547

Total Retail		5,551

Semi-Conductors & Instruments — 0.7%
NVIDIA	29,100	442

Total Semi-Conductors & Instruments		442

Telecommunication Services — 0.7%
United Online	55,000	475

Total Telecommunication Services		475

Telephones & Telecommunication — 2.3%
Frontier Communications	100,600	443
Harris	9,500	588
Verizon Communications (1)	10,210	516

Total Telephones & Telecommunication		1,547

Water Utilities — 0.7%
American States Water	16,200	461

Total Water Utilities		461

Total Common Stock (Cost $47,617 (000))		55,378

CASH EQUIVALENTS (A) — 28.4%
SEI Daily Income Prime Obligation Fund, Cl A, 0.020%	6,683,642	6,684
Federated Prime Obligations Fund, Cl I, 0.040%	6,384,764	6,385
AIM Short-Term Investment Money Market, 0.000%	6,355,288	6,355

Total Cash Equivalents (Cost $19,424 (000))		19,424

Total Investments — 109.3% (Cost $67,041 (000)) †		$74,802

13

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

SECURITIES SOLD SHORT — (10.7)%

COMMON STOCK — (10.7)%
Aerospace & Defense — (0.2)%
Triumph Group	(1,860)	$(134)

Total Aerospace & Defense		(134)

Agriculture — (0.2)%
American Vanguard	(4,910)	(128)

Total Agriculture		(128)

Banks — (0.4)%
Texas Capital Bancshares*	(2,880)	(150)
ViewPoint Financial Group	(6,390)	(139)

Total Banks		(289)

Building & Construction — (0.2)%
MDC Holdings	(4,400)	(128)

Total Building & Construction		(128)

Chemicals — (0.6)%
Albemarle	(2,100)	(139)
LSB Industries*	(3,930)	(145)
Stepan	(2,280)	(134)

Total Chemicals		(418)

Computer Software — (0.4)%
Epiq Systems	(9,810)	(147)
MicroStrategy, Cl A*	(1,270)	(155)

Total Computer Software		(302)

Computers & Services — (0.2)%
Procera Networks*	(8,500)	(120)

Total Computers & Services		(120)

Cosmetics & Toiletries — (0.2)%
Colgate Palmolive	(2,230)	(144)

Total Cosmetics & Toiletries		(144)

Electrical Utilities — (0.6)%
ALLETE	(2,720)	(137)
Alliant Energy	(2,620)	(137)
Duke Energy	(1,970)	(141)

Total Electrical Utilities		(415)

Food, Beverage & Tobacco — (0.8)%
Beam	(2,040)	(137)
Campbell Soup	(3,210)	(137)
Monster Beverage*	(2,520)	(144)
Philip Morris International	(1,530)	(137)

Total Food, Beverage & Tobacco		(555)

Forestry — (0.2)%
Weyerhaeuser	(4,610)	(140)

Total Forestry		(140)

Gas & Natural Gas — (0.4)%
Piedmont Natural Gas	(4,010)	(137)
WGL Holdings	(3,090)	(139)

Total Gas & Natural Gas		(276)

Hotels, Resorts & Cruise Lines — (0.2)%
Marriott International, Cl A	(3,140)	(142)

Total Hotels, Resorts & Cruise Lines		(142)

Machinery — (0.2)%
ESCO Technologies	(3,970)	(143)

Total Machinery		(143)

Manufacturing — (0.2)%
McCormick	(2,030)	(140)

Total Manufacturing		(140)

Medical Products & Services — (0.4)%
Abaxis*	(3,140)	(112)
ABIOMED*	(6,750)	(162)

Total Medical Products & Services		(274)

Description	Shares	Value (000)
Metals & Mining — (0.9)%
Allegheny Technologies	(4,340)	$(144)
Century Aluminum*	(16,440)	(143)
Haynes International	(2,920)	(157)
Royal Gold	(2,710)	(130)

Total Metals & Mining		(574)

Petroleum & Fuel Products — (1.0)%
Approach Resources*	(5,050)	(142)
Dresser-Rand Group*	(2,110)	(128)
ION Geophysical*	(25,430)	(118)
Northern Oil and Gas*	(9,180)	(151)
PetroQuest Energy*	(32,950)	(156)

Total Petroleum & Fuel Products		(695)

Petroleum Refining — (0.2)%
Tesoro	(3,010)	(147)

Total Petroleum Refining		(147)

Real Estate Investment Trust — (1.3)%
Acadia Realty Trust	(5,350)	(143)
Alexander & Baldwin	(3,520)	(130)
Equity One	(6,040)	(146)
Jones Lang LaSalle	(1,510)	(144)
Macerich	(2,340)	(138)
Prologis	(3,440)	(137)

Total Real Estate Investment Trust		(838)

Retail — (0.6)%
GATX	(2,760)	(142)
MSC Industrial Direct, Cl A	(1,620)	(124)
Vitamin Shoppe*	(3,020)	(142)

Total Retail		(408)

Semi-Conductors & Instruments — (0.9)%
Brooks Automation	(14,190)	(137)
Cypress Semiconductor	(14,230)	(132)
Rudolph Technologies*	(11,580)	(123)
Silicon Laboratories*	(3,090)	(124)
Ultratech*	(4,360)	(104)

Total Semi-Conductors & Instruments		(620)

Telephones & Telecommunication — (0.2)%
Cincinnati Bell*	(47,680)	(136)

Total Telephones & Telecommunication		(136)

Transportation Services — (0.2)%
UTi Worldwide	(8,700)	(132)

Total Transportation Services		(132)

Total Common Stock
(Proceeds $(6,852))		(7,298)

Total Securities sold short — (10.7)%
(Proceeds $(6,852))		$(7,298)

Percentages are based on Net Assets of $68,448.

Cl	— Class

*	Non-income producing security.

(1)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.

(A)	The rate shown is the 7-day effective yield as of October 31, 2013.

† At October 31, 2013, the tax basis cost of the Fund’s investments, excluding securities sold short, was $67,041 (000), and the unrealized appreciation and depreciation were $8,096 (000) and $(335) (000), respectively.

14

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

As of October 31, 2013, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-1100

15

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

COMMON STOCK — 96.8%
Australia — 1.8%
BHP Billiton ADR	91,245	$6,450

Total Australia		6,450

Austria — 5.2%
Conwert Immobilien Invest	258,685	3,225
Erste Group Bank	174,561	6,164
Schoeller-Bleckmann Oilfield Equipment	75,254	8,696

Total Austria		18,085

Bermuda — 2.6%
Everest Re Group	58,322	8,966

Total Bermuda		8,966

Brazil — 2.8%
Banco Bradesco ADR	281,704	4,062
Banco do Brasil	404,500	5,413
Natura Cosmeticos	9,100	183

Total Brazil		9,658

Canada — 1.0%
Rogers Communications, Cl B	80,898	3,674

Total Canada		3,674

China — 9.5%
Anhui Conch Cement, Cl H	1,411,000	4,923
China Oilfield Services, Cl H	3,067,200	8,585
China Shipping Container Lines, Cl H *	11,627,000	2,879
Daphne International Holdings	4,074,000	2,123
Industrial & Commercial Bank of China, Cl H	4,581,000	3,208
Mindray Medical International ADR	143,923	5,413
Weichai Power, Cl H	1,490,400	5,970

Total China		33,101

Colombia — 1.3%
Bancolombia ADR	81,839	4,594

Total Colombia		4,594

Czech Republic — 1.2%
Komercni Banka	16,932	4,213

Total Czech Republic		4,213

France — 1.7%
Societe Generale	103,436	5,881

Total France		5,881

Hong Kong — 1.7%
Orient Overseas International	1,176,700	6,078

Total Hong Kong		6,078

India — 3.5%
ICICI Bank ADR	325,709	12,155

Total India		12,155

Ireland — 6.1%
ICON *	216,355	8,749

Description	Shares	Value (000)
Ireland — (continued)
Shire	281,261	$12,431

Total Ireland		21,180

Japan — 8.8%
Denso	231,400	11,097
Hitachi	828,000	5,781
Nippon Steel & Sumitomo Metal	1,853,000	6,100
Secom	128,900	7,752

Total Japan		30,730

Netherlands — 5.9%
Core Laboratories	88,423	16,555
Royal Dutch Shell, Cl A	121,958	4,073

Total Netherlands		20,628

Norway — 5.7%
DNB	567,226	10,062
Norsk Hydro	823,090	3,681
StatoilHydro ADR	260,106	6,146

Total Norway		19,889

Panama — 1.6%
Carnival	160,846	5,573

Total Panama		5,573

Singapore — 1.1%
United Industrial	1,496,900	3,705

Total Singapore		3,705

South Korea — 4.9%
Hyundai Mobis	23,724	6,698
POSCO	17,360	5,180
Samsung Electronics	3,678	5,080

Total South Korea		16,958

Spain — 2.5%
Amadeus IT Holding, Cl A	238,282	8,860

Total Spain		8,860

Sweden — 2.7%
Getinge, Cl B	292,550	9,290

Total Sweden		9,290

Switzerland — 8.0%
Credit Suisse Group ADR	168,832	5,256
Novartis ADR	98,244	7,619
Roche Holding	34,259	9,503
Transocean	122,288	5,756

Total Switzerland		28,134

Taiwan — 2.1%
Advanced Semiconductor Engineering ADR	1,477,435	7,284

Total Taiwan		7,284

Turkey — 3.1%
Akbank	1,488,848	5,859

16

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)
Turkey — (continued)
Turkiye Garanti Bankasi	1,252,074	$5,053

Total Turkey		10,912

United Kingdom — 12.0%
ARM Holdings ADR	317,910	15,003
Diageo	286,906	9,159
HSBC Holdings	404,433	4,432
Rio Tinto ADR	131,694	6,677
Subsea 7	313,630	6,639

Total United Kingdom		41,910

Total Common Stock (Cost $264,530 (000))		337,908

CASH EQUIVALENTS (A) — 2.3%
Dreyfus Government Cash Management, 0.000%	5,405,908	5,406
Federated Prime Obligations Fund, Cl I, 0.040%	2,797,478	2,797

Total Cash Equivalents (Cost $8,203 (000))		8,203

EXCHANGE TRADED FUND — 0.9%
iShares MSCI United Kingdom Index Fund	159,943	3,255

Total Exchange Traded Fund		3,255

Total Exchange Traded Fund (Cost $2,652 (000))		3,255

Total Investments — 100.0% (Cost $275,385 (000)) †		$349,366

Percentages are based on net assets of $349,254 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2013.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

† At October 31, 2013, the tax basis cost of the Fund’s investments was $275,385 (000), and the unrealized appreciation and depreciation were $77,736 (000) and $(3,755) (000), respectively.

As of October 31, 2013, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-1100

17

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

MUNICIPAL BONDS — 96.4%
Alabama — 2.2%
Birmingham Water Works Board, Ser A, RB
Callable 01/01/22 @ 100
3.875%, 01/01/32	$335	$305

Total Alabama		305

Louisiana — 87.0%
Ascension Parish School Board, GO
Callable 03/01/22 @ 100
3.750%, 03/01/30	600	571
Callable 03/01/22 @ 100
3.250%, 03/01/26	305	289
Bienville Parish, GO
Callable 03/01/20 @ 100
4.000%, 03/01/29	180	186
City of Baton Rouge, Ser A-2, RB, AGM
Callable 08/01/18 @ 100
4.250%, 08/01/32	100	101
Desoto Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	370	324
Callable 05/01/22 @ 100
3.375%, 05/01/29	255	235
Lafayette, Consolidated Government, RB
Callable 11/01/20 @ 100
4.750%, 11/01/35	200	205
Lafayette, Consolidated Government, Ser B, RB
Callable 05/01/21 @ 100
4.250%, 05/01/26	200	209
Lafayette, Parish Law Enforcement District, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	280	244
Livingston Parish School District No. 22, GO, AGM
Callable 03/01/22 @ 100
4.400%, 03/01/31	300	298
Livingston Parish Sewer District No. 2, RB, AGC
Callable 03/01/14 @ 102
5.200%, 03/01/44	105	107
Livingston Parish Sewer District No. 2, RB, AGM
Callable 03/01/22 @ 100
3.600%, 03/01/42	200	153
Louisiana Stadium & Exposition District, Ser A, RB
Callable 07/01/23 @ 100
3.625%, 07/01/36	400	320
Louisiana State, Gas & Fuels Tax Project, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/37	165	173

Description	Face Amount (000)	Value (000)
Louisiana — (continued)
Louisiana State, University & Agricultural & Mechanical College, Auxiliary, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/35	$100	$103
Louisiana, Local Government Environmental Facilities & Community Development Auth, Bossier Parish Public Improvement Project, RB, AGM
Callable 03/01/22 @ 100
4.000%, 03/01/42	250	208
Louisiana, Local Government Environmental Facilities & Community Development Auth, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	500	438
Callable 09/01/22 @ 100
4.000%, 09/01/42	1,000	843
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100
4.125%, 12/01/32	750	735
Louisiana, Local Government Environmental Facilities & Community Development Authority, East Ascension Consolidation Project, RB, AMBAC
Callable 06/01/17 @ 100
4.500%, 12/01/47	150	136
Louisiana, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish Project, Ser A, RB
Callable 04/01/19 @ 100
5.375%, 04/01/31	100	106
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	300	286
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/41	325	323

18

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)
Louisiana — (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/40	$610	$628
Louisiana, Local Government Environmental Facilities & Community Development Authority, Woman’s Hospital Foundation Project, Ser B, RB
Callable 10/01/15 @ 100
6.000%, 10/01/40	125	127
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	177
Louisiana, Public Facilities Authority, Archdiocese of New Orleans, RB
Callable 07/01/17 @ 100
4.500%, 07/01/37	400	395
Louisiana, Public Facilities Authority, Franciscan Missionaries Project, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39	200	220
Louisiana, Public Facilities Authority, Loyola University, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	1,000	1,012
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL-RE
Callable 06/01/17 @ 100
5.500%, 06/01/41	25	25
Louisiana, Public Facilities Authority, University of New Orleans Research & Technology Project, RB, NATL-RE
Callable 09/01/16 @ 100
5.250%, 03/01/37	100	102
Parish of Ascension Louisiana, RB, AGM
Callable 04/01/18 @ 100
3.250%, 04/01/35	565	458
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	115	119
Rapides Parish School District No. 52 Pineville, GO
Callable 04/01/22 @ 100
3.250%, 04/01/31	200	163
St. Charles Parish School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	300	250

Description	Face Amount (000)	Value (000)
Louisiana — (continued)
Callable 03/01/22 @ 100
3.000%, 03/01/31	$300	$245
St. Martin Parish, School District Project, GO, AGM
Callable 03/01/21 @ 100
5.000%, 03/01/31	100	106
St. Tammany Parish Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	260	222
Callable 03/01/22 @ 100
3.000%, 03/01/26	220	204
Tangipahoa Parish, Water District Project, RB, AMBAC
Callable 04/01/17 @ 100
4.375%, 04/01/47	350	316
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB
Callable 04/01/20 @ 100
5.000%, 04/01/28	150	155
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM
Callable 04/01/21 @ 100
5.250%, 04/01/36	100	105
Town of Livingston Louisiana, RB
Callable 08/01/21 @ 100
5.300%, 08/01/41	250	254
Zachary Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	179

Total Louisiana		12,055

PUERTO RICO — 6.7%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB, AGM
Callable 07/01/18 @ 100
5.125%, 07/01/47	250	195
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/15 @ 100
5.250%, 07/01/35	310	226
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Callable 07/01/21 @ 100
6.000%, 07/01/40	125	96
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB
Callable 08/01/20 @ 100
6.000%, 08/01/39	100	87
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB, AGM
Callable 08/01/20 @ 100
5.125%, 08/01/42	200	170
Puerto Rico Infrastructure Financing Authority, Ser C, RB, AMBAC
5.500%, 07/01/23	200	162

19

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)
Puerto Rico — (continued)

Total Puerto Rico		$936

VIRGIN ISLANDS — 0.5%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	$70	68

Total Virgin Islands		68

Total Municipal Bonds (Cost $14,481 (000))		13,364

CASH EQUIVALENT (A) — 2.8%
SEI Tax Exempt Trust - Institutional Tax Free Portfolio, Cl A, 0.020%	395,401	395

Total Cash Equivalent (Cost $395 (000))		395

Total Investments — 99.2% (Cost $14,876 (000)) †		$13,759

Percentages are based on net assets of $13,864 (000).

(A)	The rate reported is the 7-day effective yield as of October 31, 2013.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

† At October 31, 2013, the tax basis cost of the Fund’s investments was $14,876 (000), and the unrealized appreciation and depreciation were $163 (000) and $(1,280) (000), respectively.

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$13,364	$—	$13,364
Cash Equivalents	395	—	—	395

Total Investments in Securities	$395	$13,364	$—	$13,759

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-0600

20

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

MUNICIPAL BONDS — 94.7%
District of Columbia — 0.4%
Washington Convention & Sports Authority, Ser A, RB, AMBAC
Callable 10/01/16 @ 100
4.500%, 10/01/30	$110	$110

Total District of Columbia		110

Mississippi — 88.1%
Canton Public School District, COP
Callable 09/01/20 @ 100
4.750%, 09/01/30	855	866
City of Batesville Mississippi, GO
Callable 07/01/17 @ 100
3.000%, 07/01/22	185	188
Clinton Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	200	199
Gulfport Mississippi, Memorial Hospital at Gulfport Project, Ser A, RB
Callable 12/02/13 @ 100
5.750%, 07/01/31	400	401
Jackson, State University Educational Building Project, Ser A-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/34	1,145	1,186
Mississippi Business Finance, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/37	150	153
Mississippi, Development Bank, Biloxi Project, Ser A, RB, AMBAC
Callable 11/01/16 @ 100
4.650%, 11/01/27	1,340	1,381
Mississippi, Development Bank, Capital & Equipment Acquisition Project, Ser A-2, RB, AMBAC
5.000%, 07/01/24	30	29
Mississippi, Development Bank, Capital & Equipment Project, Ser A, RB, AMBAC
5.000%, 07/01/31	36	33
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB, AGM
Callable 12/01/20 @ 100
4.500%, 12/01/30	100	108
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
5.000%, 08/01/19	200	231
Mississippi, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100
4.125%, 11/01/31	950	967
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	200	234

Description	Face Amount (000)	Value (000)
Mississippi — (continued)
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 04/01/21 @ 100
5.125%, 04/01/41	$400	$410
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 10/01/19 @ 100
5.375%, 10/01/33	50	54
Mississippi, Development Bank, Home Ownership Mortgage, Ser A, RB, GNMA, FNMA, FHLMC
Callable 06/01/20 @ 100
4.550%, 12/01/31	50	51
Mississippi, Development Bank, Jackson Water & Sewer Project, RB, AGM
Callable 09/01/22 @ 100
3.500%, 09/01/34	1,400	1,139
Mississippi, Development Bank, Jones County Junior College Project, RB, AGM
Callable 03/01/19 @ 100
5.125%, 03/01/39	250	262
Callable 03/01/19 @ 100
5.000%, 03/01/33	75	79
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM
Callable 04/01/21 @ 100
5.500%, 04/01/30	385	416
Callable 04/01/21 @ 100
5.250%, 04/01/27	305	329
Callable 04/01/21 @ 100
5.125%, 04/01/26	50	54
Callable 04/01/21 @ 100
3.250%, 04/01/28	535	467
Mississippi, Development Bank, Lowndes County Industrial Development Project, RB, AGM
Callable 07/01/17 @ 100
5.000%, 07/01/27	450	467
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB
5.500%, 10/01/21	900	988
Mississippi, Development Bank, Marshall County Industrial Development Authority, RB
Callable 01/01/22 @ 100
3.000%, 01/01/28	1,900	1,612
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	930	887

21

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)
Mississippi — (continued)
Mississippi, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	$900	$703
Mississippi, Development Bank, Ser A, RB
5.250%, 01/01/34	1,200	1,353
Mississippi, Development Bank, Tax Increment Financing Project, TA
Callable 05/01/19 @ 100
4.500%, 05/01/24	120	127
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	400	353
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 07/01/20 @ 100
5.250%, 07/01/30	230	248
Mississippi, Development Bank, Water & Sewer Project, Ser A, RB, AGM
Callable 09/01/21 @ 100
4.500%, 09/01/34	950	955
Mississippi, Hospital Equipment & Facilities Authority, Baptist Health Systems, Ser A, RB
Callable 08/15/17 @ 100
5.000%, 08/15/29	80	80
Mississippi, State University Educational Building, RB
Callable 08/01/21 @ 100
5.000%, 08/01/41	705	726
Oxford, School District, School Improvement Project, GO
Callable 04/01/21 @ 100
4.500%, 04/01/31	500	523
State of Mississippi, Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
5.000%, 10/01/36	2,400	2,553
Callable 10/01/21 @ 100
4.000%, 10/01/36	900	877
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	888
University of Mississippi Educational Building, Medical Center Educational Building, Ser A, RB
Callable 06/01/22 @ 100
4.000%, 06/01/41	2,065	1,798
University of Mississippi Educational Building, Student Housing Construction Project, Ser I, RB
Callable 10/01/16 @ 100
3.900%, 10/01/31	750	751

Total Mississippi		25,126

Description	Face Amount (000)/Shares	Value (000)

PUERTO RICO — 4.3%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB, AGM
Callable 07/01/18 @ 100
5.125%, 07/01/47	$150	$117
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/15 @ 100
5.250%, 07/01/35	180	131
Puerto Rico Commonwealth, Electric Power Authority, Ser XX, RB
Callable 07/01/20 @ 100
5.750%, 07/01/36	220	167
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, AGM
Callable 07/01/16 @ 100
6.000%, 07/01/33	150	139
Puerto Rico Commonwealth, Public Improvement Project, Ser C, GO
Callable 07/01/21 @ 100
5.750%, 07/01/36	350	273
Puerto Rico Infrastructure Financing Authority, Ser C, RB, AMBAC
5.500%, 07/01/23	500	404

Total Puerto Rico		1,231

VIRGIN ISLANDS — 1.9%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	350	340
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Ser A, RB
Callable 10/01/20 @ 100
5.000%, 10/01/29	100	98
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Sub-Ser B, RB
Callable 10/01/20 @ 100
5.250%, 10/01/29	100	102

Total Virgin Islands		540

Total Municipal Bonds (Cost $28,411 (000))		27,007

CASH EQUIVALENTS (A) — 4.5%
SEI Tax Exempt Trust - Institutional Tax Free Portfolio, Cl A, 0.020%	1,279,969	1,280

Total Cash Equivalents (Cost $1,280 (000))		1,280

Total Investments — 99.2% (Cost $29,691 (000)) †		$28,287

Percentages are based on net assets of $28,509 (000).

(A)	The rate reported is the 7-day effective yield as of October 31, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

22

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

† At October 31, 2013, the tax basis cost of the Fund’s investments was $29,691 (000), and the unrealized appreciation and depreciation were $397 (000) and $(1,801) (000), respectively.

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$27,007	$—	$27,007
Cash Equivalents	1,280	—	—	1,280

Total Investments in Securities	$1,280	$27,007	$—	$28,287

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-0600

23

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

REGISTERED INVESTMENT COMPANIES — 35.9%
Exchange Traded Funds — 26.7%
Alerian MLP ETF	780,364	$13,945
PowerShares Senior Loan Portfolio	106,915	2,655

Total Exchange Traded Fund		16,600

Open-End Fund — 9.2%
BlackRock High Yield Portfolio, Institutional Class	692,805	5,736

Total Open-End Fund		5,736

Total Registered Investment Companies (Cost $21,521 (000))		22,336

CORPORATE BONDS — 30.9%
Automotive — 2.6%
American Axle & Manufacturing
6.625%, 10/15/22	$500	527
Chrysler Group
8.250%, 06/15/21	500	566
Goodyear Tire & Rubber
6.500%, 03/01/21	500	529

Total Automotive		1,622

Building & Construction — 1.7%
Beazer Homes USA
7.250%, 02/01/23	500	483
Cemex Finance (A)
9.375%, 10/12/22	500	561

Total Building & Construction		1,044

Casinos & Gambling — 1.2%
Boyd Gaming (A)
9.000%, 07/01/20	250	269
Caesars Entertainment Operating
11.250%, 06/01/17	500	499

Total Casinos & Gambling		768

Computers & Services — 0.9%
First Data (A)
8.250%, 01/15/21	500	532

Total Computers & Services		532

Electrical Utilities — 0.8%
Dynegy (A)
5.875%, 06/01/23	500	472

Total Electrical Utilities		472

Entertainment — 2.4%
MTR Gaming Group
11.500%, 08/01/19	500	550
Regal Entertainment Group
5.750%, 02/01/25	500	476
Six Flags Entertainment (A)
5.250%, 01/15/21	500	491

Total Entertainment		1,517

Food, Beverage & Tobacco — 0.8%
SUPERVALU (A)

Description	Face Amount (000)	Value (000)
Food, Beverage & Tobacco — (continued)
6.750%, 06/01/21	$500	$492

Total Food, Beverage & Tobacco		492

Gas & Natural Gas — 0.9%
Teekay
8.500%, 01/15/20	500	544

Total Gas & Natural Gas		544

Health Care Services — 0.9%
IASIS Healthcare
8.375%, 05/15/19	500	530

Total Health Care Services		530

Industrials — 1.6%
CHC Helicopter
9.375%, 06/01/21	500	506
General Electric Capital (B)
5.250%, 12/31/49	500	475

Total Industrials		981

Materials — 1.7%
Hexion US Finance
6.625%, 04/15/20	500	507
Momentive Performance Materials
8.875%, 10/15/20	500	529

Total Materials		1,036

Medical Products & Services — 0.8%
Tenet Healthcare
6.750%, 02/01/20	500	518

Total Medical Products & Services		518

Metals & Mining — 0.8%
United States Steel
7.500%, 03/15/22	500	524

Total Metals & Mining		524

Paper & Paper Products — 0.7%
Resolute Forest Products (A)
5.875%, 05/15/23	500	455

Total Paper & Paper Products		455

Paper & Related Products — 1.7%
Tembec Industries
11.250%, 12/15/18	500	546
Verso Paper Holdings
11.750%, 01/15/19	500	518

Total Paper & Related Products		1,064

Petroleum & Fuel Products — 4.1%
Arch Coal
8.750%, 08/01/16	500	500
Forest Oil
7.250%, 06/15/19	500	505
Gastar Exploration (A)
8.625%, 05/15/18	500	490
Midstates Petroleum (A)
9.250%, 06/01/21	500	515
Nuverra Environmental Solutions

24

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

CORPORATE BONDS (continued)
Petroleum & Fuel Products — (continued)
9.875%, 04/15/18	$500	$509

Total Petroleum & Fuel Products		2,519

Printing & Publishing — 0.8%
Cenveo
8.875%, 02/01/18	500	504

Total Printing & Publishing		504

Retail — 0.6%
Toys R Us
7.375%, 10/15/18	500	403

Total Retail		403

Semi-Conductors & Instruments — 0.9%
Freescale Semiconductor
10.750%, 08/01/20	500	569

Total Semi-Conductors & Instruments		569

Telephone & Telecommunications — 0.8%
Cequel Communications Holdings I (A)
6.375%, 09/15/20	500	519

Total Telephone & Telecommunications		519

Telephones & Telecommunication — 4.2%
Cincinnati Bell
8.750%, 03/15/18	500	530
Clear Channel Communications
4.900%, 05/15/15	500	477
Frontier Communications
8.750%, 04/15/22	495	566
Level 3 Financing
8.125%, 07/01/19	500	551
NII International Telecom
11.375%, 08/15/19	500	475

Total Telephones & Telecommunication		2,599

Total Corporate Bonds (Cost $19,378 (000))		19,212

COMMON STOCK — 17.4%
Advertising Agencies — 0.1%
Harte-Hanks	6,877	55

Total Advertising Agencies		55

Aerospace & Defense — 0.1%
Lockheed Martin	560	75

Total Aerospace & Defense		75

Banks — 0.7%
City Holding	1,516	69
First Financial Bancorp	4,050	63
NBT Bancorp	2,837	69
New York Community Bancorp	4,346	71
People’s United Financial	4,126	60
United Bankshares	2,310	68
Valley National Bancorp	6,600	64

Total Banks		464

Computers & Services — 0.2%
Comtech Telecommunications	2,382	71

Description	Shares	Value (000)
Computers & Services — (continued)
Lexmark International, Cl A	1,956	$70

Total Computers & Services		141

Consumer Electronics — 0.1%
Garmin	1,717	80

Total Consumer Electronics		80

Correctional Institutions — 0.9%
Corrections Corp of America	7,245	268
Geo Group	7,451	263

Total Correctional Institutions		531

Electrical Utilities — 1.2%
Ameren	1,799	65
American Electric Power	1,361	64
Avista	2,283	64
Consolidated Edison	1,054	61
DTE Energy	919	64
Entergy	886	57
Exelon	1,967	56
FirstEnergy	1,619	61
Integrys Energy Group	1,016	60
Pinnacle West Capital	1,125	63
PPL	2,062	63
Public Service Enterprise	1,884	63

Total Electrical Utilities		741

Entertainment — 0.1%
Meredith	1,304	67

Total Entertainment		67

Financial Services — 1.0%
Calamos Asset Management, Cl A	5,948	58
Prospect Capital	5,627	64
Redwood Trust	12,919	226
Starwood Property Trust	10,225	263

Total Financial Services		611

Food, Beverage & Tobacco — 0.3%
Altria Group	1,712	64
Lorillard	1,373	70
Universal	998	53

Total Food, Beverage & Tobacco		187

Gas & Natural Gas — 0.2%
AGL Resources	1,405	67
Laclede Group	1,321	62

Total Gas & Natural Gas		129

Home Furnishings — 0.1%
Leggett & Platt	1,960	58

Total Home Furnishings		58

Hotels & Lodging — 0.4%
Ryman Hospitality Properties	6,904	255

Total Hotels & Lodging		255

25

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Information Technology — 0.1%
CA	2,149	$68

Total Information Technology		68

Insurance — 0.1%
Safety Insurance Group	1,206	66

Total Insurance		66

Investment Management Companies — 0.1%
Federated Investors, Cl B	2,154	58

Total Investment Management Companies		58

Metals & Mining — 0.1%
Cliffs Natural Resources	3,351	86

Total Metals & Mining		86

Petroleum Refining — 0.2%
ConocoPhillips	994	73
HollyFrontier	1,373	63

Total Petroleum Refining		136

Pharmaceuticals — 0.2%
Eli Lilly	1,158	58
Merck	1,282	58

Total Pharmaceuticals		116

Real Estate Investment Trust — 10.4%
BioMed Realty Trust	13,179	263
Brandywine Realty Trust	19,003	270
CommonWealth	10,950	267
Corporate Office Properties Trust	10,728	264
DCT Industrial Trust	34,666	269
Duke Realty	15,892	263
EPR Properties	5,070	261
Franklin Street Properties	19,556	258
HCP	5,951	247
Health Care	3,959	257
Healthcare Realty Trust	10,568	254
Highwoods Properties	6,976	269
Home Properties	4,230	255
Hospitality Properties Trust	8,792	258
Lexington Realty Trust	22,016	258
Liberty Property Trust	6,889	256
Mack-Cali Realty	11,397	234
Medical Properties Trust	20,126	262
Monmouth Real Estate Investment, Cl A	27,587	254
National Retail Properties	7,639	263
Omega Healthcare Investors	8,171	272
Piedmont Office Realty Trust, Cl A	14,059	260
Realty Income	6,130	255
Senior Housing Properties Trust	10,466	258
Washington Real Estate Investment Trust	9,778	256

Total Real Estate Investment Trust		6,483

Retail — 0.2%
Buckle	1,136	55

Description	Shares	Value (000)
Retail — (continued)
Sturm Ruger	943	$62

Total Retail		117

Semi-Conductors & Instruments — 0.2%
Intel	2,431	60
Microchip Technology	1,541	66

Total Semi-Conductors & Instruments		126

Telephones & Telecommunication — 0.3%
AT&T	1,712	62
CenturyLink	1,773	60
Verizon Communications	1,271	64

Total Telephones & Telecommunication		186

Total Common Stock (Cost $10,305 (000))		10,836

PREFERRED STOCK — 12.8%
Banks — 0.8%
First Niagara Financial Group 8.625% (B)	17,000	489

Total Banks		489

Financial Services — 2.4%
Ally Financial 8.500% (B)	19,000	513
Goldman Sachs Group 5.500% (B)	20,000	456
PPL Capital Funding 5.900%, 04/30/2073	22,900	493

Total Financial Services		1,462

Insurance — 4.8%
Aegon 6.375%	22,170	539
Allstate 5.625%	20,000	469
American Financial Group 5.750%, 08/25/2042	23,010	517
Amtrust Financial Services 6.750%	20,000	438
Hartford Financial Services Group 7.875%, 04/15/2042 (B)	18,240	526
Maiden Holdings North America 8.000%, 03/27/2042	19,000	481

Total Insurance		2,970

Pipelines — 0.8%
NuStar Logistics 7.625%, 01/15/2043 (B)	19,490	498

Total Pipelines		498

Real Estate Investment Trust — 1.3%
DDR 6.250%	20,000	420
Digital Realty Trust 5.875%	20,000	384

Total Real Estate Investment Trust		804

Telephones & Telecommunication — 2.0%
Lucent Technology Capital Trust I 0.000%*	500	508
Qwest 6.125%, 06/01/2053	33,141	747

Total Telephones & Telecommunication		1,255

26

Schedule of Investments	October 31, 2013 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Telephones & Telecommunication — (continued)
Transportation Services — 0.8%
Costamare 7.625%	20,000	$468

Total Transportation Services		468

Total Preferred Stock (Cost $8,553 (000))		7,946

CASH EQUIVALENT (C) — 2.1%
Federated Prime Obligations Fund, Cl I, 0.040%	1,319,398	1,319

Total Cash Equivalent (Cost $1,319 (000))		1,319

Total Investments — 99.1% (Cost $61,076 (000))		$61,649

Percentages are based on net assets of $62,199 (000).

*	Non-income producing security.

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2013, the value of these securities amounted to $4,796 (000s), representing 7.7% of the net assets.

(B)	Perpetual Maturity.

(C)	The rate reported is the 7-day effective yield as of October 31, 2013.

Cl — Class

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

† At October 31, 2013, the tax basis cost of the Fund’s investments was $61,076 (000), and the unrealized appreciation and depreciation were $1,856 (000) and $(1,283) (000), respectively.

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$22,336	$—	$—	$22,336
Corporate Bonds	—	19,212	—	19,212
Common Stock	10,836	—	—	10,836
Preferred Stock	7,946	—	—	7,946
Cash Equivalent	1,319	—	—	1,319

Total Investments in Securities	$42,437	$19,212	$—	$61,649

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-0300

27

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 30, 2013

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: December 30, 2013